Leases - Weighted average remaining lease term (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average remaining lease term (in years) - finance leases	9 years 2 months 12 days	10 years 1 month 6 days
Weighted average remaining lease term (in years) - operating leases	6 years 3 months 18 days	6 years 10 months 24 days
Weighted average discount rate - finance leases	11.20%	10.70%
Weighted average discount rate - operating leases	11.00%	10.50%